Cover Document	May 09, 2025
Cover [Abstract]
Document Type	8-K
Entity Central Index Key	0000874761
Entity Incorporation, State or Country Code	DE
Written Communications	false
Local Phone Number	522-1315
City Area Code	703
Soliciting Material	false
Trading Symbol	AES
Amendment Flag	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Pre-commencement Issuer Tender Offer	false
Document Period End Date	May 09, 2025
Entity Listing, Description	NYSE
Entity Registrant Name	THE AES CORPORATION
Entity File Number	001-12291
Entity Tax Identification Number	54-1163725
Entity Address, Address Line One	4300 Wilson Boulevard
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22203